Brandes International ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 98.6%
Austria – 1.8%
Erste Group Bank AG .......................................................... 45,243 $ 2,486,795
Brazil – 6.4%
Ambev SA, ADR .............................................................. 1,014,834 2,476,195
Embraer SA, ADR* ............................................................ 81,563 2,884,883
Petroleo Brasileiro SA, ADR ..................................................... 171,531 2,262,494
Telefonica Brasil SA, ADR ....................................................... 105,038 1,078,740
8,702,312
Canada – 2.5%
CAE, Inc.* ................................................................... 92,337 1,731,319
Open Text Corp. .............................................................. 50,654 1,685,765
3,417,084
China – 5.9%
Alibaba Group Holding Ltd., ADR ................................................. 46,379 4,921,740
China Resources Beer Holdings Co. Ltd. ........................................... 689,500 3,018,088
7,939,828
France – 16.3%
BNP Paribas SA, ADR ......................................................... 77,139 2,648,182
Carrefour SA ................................................................. 169,989 2,904,546
Danone SA, ADR ............................................................. 121,724 1,777,171
Engie SA .................................................................... 104,080 1,802,193
Kering SA, ADR ............................................................... 78,189 2,238,551
Orange SA ................................................................... 213,114 2,446,237
Publicis Groupe SA ............................................................ 17,057 1,869,375
Sanofi SA .................................................................... 32,498 3,732,109
Societe BIC SA ............................................................... 21,601 1,456,107
TotalEnergies SE .............................................................. 20,328 1,327,189
22,201,660
Germany – 10.6%
Deutsche Post AG ............................................................. 48,160 2,151,564
Fresenius SE & Co. KGaA* ..................................................... 45,984 1,756,693
Heidelberg Materials AG ........................................................ 21,055 2,293,440
Henkel AG & Co. KGaA ......................................................... 32,647 2,781,856
Infineon Technologies AG ....................................................... 61,233 2,149,941
SAP SE, ADR ................................................................ 14,099 3,230,081
14,363,575
Hong Kong – 0.5%
First Pacific Co. Ltd. ........................................................... 1,308,000 724,094
Italy – 4.0%
Buzzi SpA ................................................................... 30,040 1,200,232
Eni SpA ..................................................................... 101,733 1,553,437
Intesa Sanpaolo SpA ........................................................... 626,972 2,685,214
5,438,883
Japan – 12.0%
Astellas Pharma, Inc. .......................................................... 222,100 2,557,318
Honda Motor Co. Ltd. .......................................................... 155,800 1,641,978
Kubota Corp. ................................................................. 109,000 1,547,672
Makita Corp. ................................................................. 41,000 1,387,591
Mitsubishi UFJ Financial Group, Inc. .............................................. 108,967 1,107,267
Nissan Motor Co. Ltd. .......................................................... 554,000 1,558,900

Brandes International ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc. .............................................. 99,500 $ 2,358,812
Takeda Pharmaceutical Co. Ltd. .................................................. 143,600 4,119,063
16,278,601
Mexico – 4.0%
America Movil SAB de CV, ADR .................................................. 119,371 1,952,910
Cemex SAB de CV, ADR ....................................................... 276,466 1,686,443
Fibra Uno Administracion SA de CV REIT .......................................... 1,520,770 1,778,188
5,417,541
Netherlands – 4.1%
Heineken Holding NV .......................................................... 45,142 3,415,803
Koninklijke Philips NV* ......................................................... 65,434 2,141,000
5,556,803
South Korea – 0.8%
Shinhan Financial Group Co. Ltd., ADR ............................................ 25,456 1,078,571
Spain – 2.0%
Grifols SA, ADR* .............................................................. 304,880 2,707,334
Switzerland – 7.8%
Cie Financiere Richemont SA, Class A ............................................. 12,638 2,004,581
Novartis AG, ADR ............................................................. 18,588 2,137,992
Swatch Group AG (The) ........................................................ 79,957 3,436,004
UBS Group AG ............................................................... 98,306 3,038,638
10,617,215
Taiwan – 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 8,690 1,509,192
United Kingdom – 18.8%
Barclays PLC ................................................................. 582,271 1,753,795
GSK PLC .................................................................... 124,274 2,527,920
Imperial Brands PLC ........................................................... 68,575 1,998,786
J Sainsbury PLC .............................................................. 546,565 2,165,674
Kingfisher PLC ............................................................... 486,473 2,101,142
Marks & Spencer Group PLC .................................................... 227,796 1,138,491
Reckitt Benckiser Group PLC, ADR ............................................... 190,748 2,359,553
Rolls-Royce Holdings PLC* ..................................................... 402,454 2,845,983
Shell PLC, ADR ............................................................... 20,354 1,342,346
Smith & Nephew PLC, ADR ..................................................... 74,924 2,333,133
Tesco PLC ................................................................... 479,878 2,308,888
WPP PLC ................................................................... 265,910 2,722,161
25,597,872
Total Common Stocks (Cost $121,543,544) ....................................................... 134,037,360
Money Market Funds – 1.0%
JPMorgan US Treasury Plus Money Market Fund, 4.81%(a)
(Cost $1,315,625) ........................................................... 1,315,625 1,315,625
Total Investments – 99.6%
(Cost $122,859,169) ......................................................................... $ 135,352,985
Other Assets in Excess of Liabilities – 0.4% ......................................................... 508,091
Net Assets – 100.0% .......................................................................... $ 135,861,076

Brandes International ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
3
* Non Income Producing
(a) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust